Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Abstract]
Analysis of deferred tax assets and liabilities
As of December 31, 2021, and 2020, the analysis of deferred tax assets and deferred tax liabilities is as follows:

Deferred tax assets	Balance as of December 31,
from	2021	2020
Net operating loss carryforwards (“NOL´s”)	323,115	497,184
Temporary tax non-deductible expenses	128,186	115,063
Derivatives financial instruments	55,217	83,847
Other	4,225	3,021
Total deferred tax assets	510,743	699,115

Deferred tax liabilities	Balance as of December 31,
from	2021	2020
Accelerated tax amortization	465,219	652,600
Other difference between tax and book value of assets	180,218	154,969
Other	1,897	179
Total deferred tax liabilities	647,334	807,748

Consolidated balance sheets classifications
After offsetting deferred tax assets and deferred tax liabilities, where applicable, the resulting net amounts presented on the consolidated balance sheet are as follows:

Consolidated balance sheets classifications	Balance as of December 31,
	2021	2020
Deferred tax assets	172,268	152,290
Deferred tax liabilities	308,859	260,923
Net deferred tax liabilities	136,591	108,633

Movements in deferred tax assets and liabilities
The movements in deferred tax assets and liabilities during the years ended December 31, 2021 and 2020 were as follows:

Deferred tax assets	Amount
As of December 31, 2019	147,966
Increase/(decrease) through the consolidated income statement	6,003
Increase/(decrease) through other consolidated comprehensive income (equity)	(8,698)
Currency translation differences and other	7,019
As of December 31, 2020	152,290

Increase/(decrease) through the consolidated income statement	46,855
Increase/(decrease) through other consolidated comprehensive income (equity)	(23,712)
Business combinations (Note 5)	4,410
Currency translation differences and other	(7,575)
As of December 31, 2021	172,268

Deferred tax liabilities	Amount
As of December 31, 2019	248,996
Increase/(decrease) through the consolidated income statement	9,675
Currency translation differences and other	2,252
As of December 31, 2020	260,923

Increase/(decrease) through the consolidated income statement	32,059
Business combinations (Note 5)	4,910
Currency translation differences and other	10,967
As of December 31, 2021	308,859

Income tax expense
Details of income tax for the years ended December 31, 2021, 2020 and 2019 are as follows:

	For the year ended December 31,
	2021	2020	2019
Current tax	(51,016)	(21,205)	(5,081)
Deferred tax	14,796	(3,672)	(25,869)
- relating to the origination and reversal of temporary differences	14,796	(3,672)	(25,869)
Total income tax expense	(36,220)	(24,877)	(30,950)

Effective income tax rate reconciliation
The reconciliation between the theoretical income tax resulting from applying an average statutory tax rate to profit before income tax and the actual income tax expense recognized in the consolidated income statements for the years ended December 31, 2021, 2020, and 2019, is as follows:

	For the year ended December 31,
	2021	2020	2019
Consolidated income before taxes	25,302	41,751	105,558
Average statutory tax rate	25%	25%	25%
Corporate income tax at average statutory tax rate	(6,326)	(10,438)	(26,390)
Income tax of associates, net	3,076	128	1,808
Differences in statutory tax rates	(3,359)	(94)	(7,076)
Unrecognized NOLs and deferred tax assets	(11,232)	(37,183)	(14,161)
Purchase of Liberty Interactive’s equity interest in Solana	-	36,352	-
Other permanent differences	(4,052)	(8,895)	11,220
Other non-taxable income/(expense)	(14,327)	(4,747)	3,649
Corporate income tax	(36,220)	(24,877)	(30,950)